COMMISSIONS AND FEES; ADMINISTRATION AND OTHER FIDUCIARY FEES	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
COMMISSIONS AND FEES; ADMINISTRATION AND OTHER FIDUCIARY FEES	COMMISSIONS AND FEES; ADMINISTRATION AND OTHER FIDUCIARY FEES
Commissions and Fees
The primary components of Commissions and fees revenue are investment banking fees, brokerage commissions, credit card and bank card income and deposit-related fees.
Investment banking fees are substantially composed of underwriting and advisory revenues. Such fees are recognized at the point in time when Citigroup’s performance under the terms of a contractual arrangement is completed, which is typically at the closing of a transaction. Reimbursed expenses related to these transactions are recorded as revenue and are included within investment banking fees. In certain instances for advisory contracts, Citi will receive amounts in advance of the deal’s closing. In these instances, the amounts received will be recognized as a liability and not recognized in revenue until the transaction closes. For the periods presented, the contract liability amount was negligible.
Out-of-pocket expenses associated with underwriting activity are deferred and recognized at the time the related revenue is recognized, while out-of-pocket expenses associated with advisory arrangements are expensed as incurred. In general, expenses incurred related to investment banking transactions, whether consummated or not, are recorded in Other operating expenses. The Company has determined that it acts as principal in the majority of these transactions and therefore presents expenses gross within Other operating expenses.
Brokerage commissions primarily include commissions and fees from the following: executing transactions for clients on exchanges and over-the-counter markets; sales of mutual funds and other annuity products; and assisting clients in clearing transactions, providing brokerage services and other such activities. Brokerage commissions are recognized in Commissions and fees at the point in time the associated service is fulfilled, generally on the trade execution date. Sales of certain investment products include a portion of variable consideration associated with the underlying product. In these instances, a portion of the revenue associated with the sale of the product is not recognized until the variable consideration becomes fixed. The Company recognized $639 million, $495 million and $485 million of revenue related to such variable consideration for the years ended December 31, 2021, 2020 and 2019, respectively. These amounts primarily relate to performance obligations satisfied in prior periods.
Credit card and bank card income is primarily composed of interchange fees, which are earned by card issuers based on purchase sales, and certain card fees, including annual fees. Costs related to customer reward programs and certain payments to partners (primarily based on program sales, profitability and customer acquisitions) are recorded as a reduction of credit card and bank card income. Citi’s credit card programs have certain partner sharing agreements that vary by partner. These partner sharing agreements are subject to contractually based performance thresholds that, if met, would require Citi to make ongoing payments to the partner. The threshold is based on the profitability of a program and is generally calculated based on predefined program revenues less predefined program expenses. In most of Citi’s partner sharing agreements, program expenses include net credit losses, which, to the extent that the increase in net credit losses reduces Citi’s liability for the partners’ share for a given program year, would generally result in lower payments to partners in total for that year and vice versa. Further, in some instances, other partner payments are based on program sales and new account acquisitions. Interchange revenues are recognized as earned on a daily basis when Citi’s performance obligation to transmit funds to the payment networks has been satisfied. Annual card fees, net of origination costs, are deferred and amortized on a straight-line basis over a 12-month period. Costs related to card reward programs are recognized when the rewards are earned by the cardholders. Payments to partners are recognized when incurred.
Deposit-related fees consist of service charges on deposit accounts and fees earned from performing cash management activities and other deposit account services. Such fees are recognized in the period in which the related service is provided.
Transactional service fees primarily consist of fees charged for processing services such as cash management, global payments, clearing, international funds transfer and other trade services. Such fees are recognized as/when the associated service is satisfied, which normally occurs at the point in time the service is requested by the customer and provided by Citi.
Insurance distribution revenue consists of commissions earned from third-party insurance companies for marketing and selling insurance policies on behalf of such entities. Such commissions are recognized in Commissions and fees at the point in time the associated service is fulfilled, generally when the insurance policy is sold to the policyholder. Sales of certain insurance products include a portion of variable consideration associated with the underlying product. In these instances, a portion of the revenue associated with the sale of the policy is not recognized until the variable consideration becomes determinable. The Company recognized $260 million, $290 million and $322 million of revenue related to such variable consideration for the years ended December 31, 2021, 2020 and 2019, respectively. These amounts primarily relate to performance obligations satisfied in prior periods.
Insurance premiums consist of premium income from insurance policies that Citi has underwritten and sold to policyholders.
The following table presents Commissions and fees revenue:

	2021					2020					2019
In millions of dollars	ICG	PBWM	LF	Corp/Other	Total	ICG	PBWM	LF	Corp/Other	Total	ICG	PBWM	LF	Corp/Other	Total
Investment banking	$6,007	$—	$—	$—	$6,007	$4,483	$—	$—	$—	$4,483	$3,767	$—	$—	$—	$3,767
Brokerage commissions	1,770	1,035	431	—	3,236	1,700	874	386	—	2,960	1,504	786	322	—	2,612
Credit and bank card income
Interchange fees	817	8,119	885	—	9,821	704	6,526	774	—	8,004	1,222	7,619	1,002	—	9,843
Card-related loan fees	27	292	376	—	695	22	241	386	—	649	59	255	464	—	778
Card rewards and partner payments(1)	(405)	(9,296)	(534)	—	(10,235)	(380)	(7,688)	(605)	—	(8,673)	(691)	(8,317)	(566)	—	(9,574)
Deposit-related fees(2)	1,034	196	101	—	1,331	936	255	143	—	1,334	1,012	269	237	—	1,518
Transactional service fees	968	22	108	—	1,098	857	20	97	—	974	801	22	124	—	947
Corporate finance(3)	705	4	—	—	709	453	4	—	—	457	609	7	—	—	616
Insurance distribution revenue	—	309	164	—	473	—	318	185	—	503	—	350	186	—	536
Insurance premiums	—	10	84	—	94	—	6	119	—	125	—	6	180	—	186
Loan servicing	43	38	17	—	98	80	28	29	—	137	77	54	23	—	154
Other	20	186	134	5	345	15	300	113	4	432	47	171	142	3	363
Total commissions and fees(4)	$10,986	$915	$1,766	$5	$13,672	$8,870	$884	$1,627	$4	$11,385	$8,407	$1,222	$2,114	$3	$11,746

(1)Citi’s consumer credit card programs have certain partner-sharing agreements that vary by partner. These agreements are subject to contractually based performance thresholds that, if met, would require Citi to make ongoing payments to the partner. The threshold is based on the profitability of a program and is generally calculated based on predefined program revenues less predefined program expenses. In most of Citi’s partner-sharing agreements, program expenses include net credit losses and, to the extent that the increase in net credit losses reduces Citi’s liability for the partners’ share for a given program year, would generally result in lower payments to partners in total for that year and vice versa. Further, in some instances, other partner payments are based on program sales and new account acquisitions.
(2)Includes overdraft fees of $107 million, $100 million and $127 million for the years ended December 31, 2021, 2020 and 2019, respectively. Overdraft fees are accounted for under ASC 310.
(3)Consists primarily of fees earned from structuring and underwriting loan syndications or related financing activity. This activity is accounted for under ASC 310.
(4)Commissions and fees include $(8,516) million, $(7,160) million and $(7,695) million not accounted for under ASC 606, Revenue from Contracts with Customers, for the years ended December 31, 2021, 2020 and 2019, respectively. Amounts reported in Commissions and fees accounted for under other guidance primarily include card-related loan fees, card reward programs and certain partner payments, corporate finance fees, insurance premiums and loan servicing fees.
LF    Legacy Franchises
Administration and Other Fiduciary Fees
Administration and other fiduciary fees revenue is primarily composed of custody fees and fiduciary fees.
The custody product is composed of numerous services related to the administration, safekeeping and reporting for both U.S. and non-U.S. denominated securities. The services offered to clients include trade settlement, safekeeping, income collection, corporate action notification, record-keeping and reporting, tax reporting and cash management. These services are provided for a wide range of securities, including but not limited to equities, municipal and corporate bonds, mortgage- and asset-backed securities, money market instruments, U.S. Treasuries and agencies, derivative instruments, mutual funds, alternative investments and precious metals. Custody fees are recognized as or when the associated promised service is satisfied, which normally occurs at the point in time the service is requested by the customer and provided by Citi.
Fiduciary fees consist of trust services and investment management services. As an escrow agent, Citi receives, safe-keeps, services and manages clients’ escrowed assets, such as cash, securities, property (including intellectual property), contracts or other collateral. Citi performs its escrow agent duties by safekeeping the assets during the specified time period agreed upon by all parties and therefore earns its revenue evenly during the contract duration.
Investment management services consist of managing assets on behalf of Citi’s retail and institutional clients. Revenue from these services primarily consists of asset-based fees for advisory accounts, which are based on the market value of the client’s assets and recognized monthly, when the market value is fixed. In some instances, the Company contracts with third-party advisors and with third-party custodians. The Company has determined that it acts as principal in the majority of these transactions and therefore presents the amounts paid to third parties gross within Other operating expenses.
The following table presents Administration and other fiduciary fees revenue:

	2021					2020					2019
In millions of dollars	ICG	PBWM	LF	Corp/Other	Total	ICG	PBWM	LF	Corp/Other	Total	ICG	PBWM	LF	Corp/Other	Total
Custody fees	$1,792	$91	$14	$1	$1,898	$1,519	$80	$20	$38	$1,657	$1,385	$76	$8	$73	$1,542
Fiduciary fees	250	778	436	—	1,464	234	623	417	—	1,274	246	589	461	—	1,296
Guarantee fees	528	45	8	—	581	495	38	8	—	541	521	41	11	—	573
Total administration and other fiduciary fees(1)	$2,570	$914	$458	$1	$3,943	$2,248	$741	$445	$38	$3,472	$2,152	$706	$480	$73	$3,411

(1)    Administration and other fiduciary fees include $581 million, $541 million and $573 million for the years ended December 31, 2021, 2020 and 2019, respectively, that are not accounted for under ASC 606, Revenue from Contracts with Customers. These generally include guarantee fees.
LF    Legacy Franchises